Intangible assets and goodwill - Schedule of Goodwill (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill beginning of the period	84,647	61,459
Business acquisitions		17,260
Adjustments		748
Foreign exchange	7,681	5,180
Goodwill end of the period	92,328	84,647